UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06105

                Oppenheimer Quest International Value Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: NOVEMBER 30

            Date of reporting period: DECEMBER 1, 2004 - MAY 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      19.2%
--------------------------------------------------------------------------------
France                                                                     16.7
--------------------------------------------------------------------------------
United Kingdom                                                             14.2
--------------------------------------------------------------------------------
Germany                                                                     7.3
--------------------------------------------------------------------------------
The Netherlands                                                             6.5
--------------------------------------------------------------------------------
Italy                                                                       5.3
--------------------------------------------------------------------------------
Switzerland                                                                 4.2
--------------------------------------------------------------------------------
Canada                                                                      3.3
--------------------------------------------------------------------------------
Belgium                                                                     3.3
--------------------------------------------------------------------------------
Ireland                                                                     2.8

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2005, and are based on total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Mediceo Holdings Co. Ltd.                                                   2.8%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                                         2.7
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                           2.5
--------------------------------------------------------------------------------
Toyota Motor Corp.                                                          2.4
--------------------------------------------------------------------------------
Nokia Oyj                                                                   2.3
--------------------------------------------------------------------------------
Total SA, B Shares                                                          2.3
--------------------------------------------------------------------------------
ENI SpA                                                                     2.2
--------------------------------------------------------------------------------
Aegon NV                                                                    2.1
--------------------------------------------------------------------------------
Nestle SA                                                                   2.1
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                       2.1

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2005, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


              8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

Europe                         71.1%
Asia                           21.2
United States/Canada            4.6
Latin America                   1.6
Middle East/Africa              1.5

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


              9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/25/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, which is currently subject to a voluntary rate reduction as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


             10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


             12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING      ENDING         EXPENSES
                                    ACCOUNT        ACCOUNT        PAID DURING
                                    VALUE          VALUE          6 MONTHS ENDED
                                    (12/1/04)      (5/31/05)      MAY 31, 2005
--------------------------------------------------------------------------------
Class A Actual                      $1,000.00      $1,031.70      $ 6.96
--------------------------------------------------------------------------------
Class A Hypothetical                 1,000.00       1,018.10        6.92
--------------------------------------------------------------------------------
Class B Actual                       1,000.00       1,026.80       11.33
--------------------------------------------------------------------------------
Class B Hypothetical                 1,000.00       1,013.81       11.26
--------------------------------------------------------------------------------
Class C Actual                       1,000.00       1,026.90       11.28
--------------------------------------------------------------------------------
Class C Hypothetical                 1,000.00       1,013.86       11.21
--------------------------------------------------------------------------------
Class N Actual                       1,000.00       1,029.30        8.79
--------------------------------------------------------------------------------
Class N Hypothetical                 1,000.00       1,016.31        8.73

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended May 31, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          1.37%
---------------------------
Class B          2.23
---------------------------
Class C          2.22
---------------------------
Class N          1.73
--------------------------------------------------------------------------------


              13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  May 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Continental AG                                          119,885    $  8,504,836
--------------------------------------------------------------------------------
AUTOMOBILES--4.8%
Bayerische Motoren
Werke AG                                                145,968       6,322,693
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                      78,080       4,677,267
--------------------------------------------------------------------------------
Toyota Motor Corp.                                      318,020      11,267,942
                                                                   -------------
                                                                     22,267,902

--------------------------------------------------------------------------------
DISTRIBUTORS--2.1%
Fujitsu Devices, Inc.                                   196,000       2,156,067
--------------------------------------------------------------------------------
Medion AG                                               504,788       7,826,748
                                                                   -------------
                                                                      9,982,815

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Compass Group plc                                     1,573,740       6,205,396
--------------------------------------------------------------------------------
Taito Corp.                                               2,545       3,620,142
                                                                   -------------
                                                                      9,825,538

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.0%
Barratt
Developments plc                                        575,200       6,887,809
--------------------------------------------------------------------------------
JM AB                                                    71,841       2,466,805
--------------------------------------------------------------------------------
Matsushita Electric
Industrial Co.                                          235,000       3,498,725
--------------------------------------------------------------------------------
Waterford
Wedgwood plc 1                                       21,592,048       1,089,380
                                                                   -------------
                                                                     13,942,719

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Agfa Gevaert NV                                         148,100       4,237,208
--------------------------------------------------------------------------------
Sega Sammy
Holdings, Inc.                                           20,583       1,184,284
                                                                   -------------
                                                                      5,421,492

--------------------------------------------------------------------------------
MEDIA--1.5%
Vivendi Universal SA                                    237,940       7,249,698
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Aoyama Trading Co.                                      166,638       4,035,079
--------------------------------------------------------------------------------
Kingfisher plc                                          499,660       2,333,375

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
New Dixons
Group plc                                             2,649,280    $  7,269,116
                                                                   -------------
                                                                     13,637,570

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.3%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
Heineken NV                                             139,800       4,431,542
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
J Sainsbury plc                                         873,479       4,535,399
--------------------------------------------------------------------------------
FOOD PRODUCTS--5.8%
CoolBrands
International, Inc. 1                                 1,738,100       5,649,656
--------------------------------------------------------------------------------
Nestle SA                                                37,498       9,867,104
--------------------------------------------------------------------------------
Nutreco Holding NV                                      153,830       4,953,892
--------------------------------------------------------------------------------
Unilever NV                                             105,276       6,982,645
                                                                   -------------
                                                                     27,453,297

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Reckitt Benckiser plc                                   116,830       3,566,486
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Amore Pacific Corp.                                      14,180       3,708,615
--------------------------------------------------------------------------------
ENERGY--5.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Petroleum
Geo-Services ASA 1                                       51,800       3,514,067
--------------------------------------------------------------------------------
TGS Nopec
Geophysical Co. ASA 1                                   112,000       3,087,765
                                                                   -------------
                                                                      6,601,832

--------------------------------------------------------------------------------
OIL & GAS--4.5%
ENI SpA                                                 399,800      10,245,763
--------------------------------------------------------------------------------
Total SA, B Shares                                       48,140      10,633,405
                                                                   -------------
                                                                     20,879,168

--------------------------------------------------------------------------------
FINANCIALS--17.9%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.8%
Anglo Irish
Bank Corp.                                              379,200       4,484,288
--------------------------------------------------------------------------------
Bank of Ireland                                         482,534       7,303,564
--------------------------------------------------------------------------------
Credit Agricole SA                                      365,300       9,471,440
--------------------------------------------------------------------------------
Danske Bank AS                                          215,300       6,176,756


              14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Grupo Financiero
Inbursa SA de CV                                     1,099,100     $  2,342,732
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                              228,350        6,705,315
                                                                   -------------
                                                                     36,484,095

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.1%
Ichiyoshi Securities
Co. Ltd.                                               543,000        4,881,497
--------------------------------------------------------------------------------
Investor AB, B Shares                                  489,139        6,557,176
--------------------------------------------------------------------------------
Van der Moolen
Holding NV                                             686,608        3,464,133
                                                                   -------------
                                                                     14,902,806

--------------------------------------------------------------------------------
INSURANCE--7.0%
Aegon NV                                               787,388       10,067,141
--------------------------------------------------------------------------------
Aksigorta AS                                           376,000        1,446,684
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                      578,392       11,601,434
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                  155,732        9,642,810
                                                                   -------------
                                                                     32,758,069

--------------------------------------------------------------------------------
HEALTH CARE--11.1%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Sysmex Corp.                                            77,500        4,850,331
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Mediceo Holdings
Co. Ltd.                                               982,240       13,131,527
--------------------------------------------------------------------------------
PHARMACEUTICALS--7.2%
GlaxoSmithKline plc                                    505,871       12,501,309
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                      100,650        9,078,614
--------------------------------------------------------------------------------
Takeda Pharmaceutical
Co. Ltd.                                               130,800        6,302,888
--------------------------------------------------------------------------------
UCB SA                                                 132,100        6,035,727
                                                                   -------------
                                                                     33,918,538

--------------------------------------------------------------------------------
INDUSTRIALS--12.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                              257,357        4,880,232
--------------------------------------------------------------------------------
AIRLINES--2.5%
Deutsche
Lufthansa AG                                           252,751        3,191,112

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
AIRLINES Continued
easyJet plc 1                                        2,103,457     $  8,628,558
                                                                   -------------
                                                                     11,819,670

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Royal Group
Technologies Ltd. 1                                    368,400        3,968,107
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.6%
Bacou-Dalloz SA                                         74,050        6,105,225
--------------------------------------------------------------------------------
Quebecor World, Inc.                                   307,400        5,853,139
                                                                   -------------
                                                                     11,958,364

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.5%
Okumura Corp.                                          936,000        5,053,632
--------------------------------------------------------------------------------
Technical Olympic SA                                   809,400        4,661,341
--------------------------------------------------------------------------------
Vinci SA                                                88,660        6,638,808
                                                                   -------------
                                                                     16,353,781

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.9%
Alstom 1                                             4,430,710        4,034,659
--------------------------------------------------------------------------------
RHJ International Ltd. 1                               198,447        5,006,108
                                                                   -------------
                                                                      9,040,767

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Alarko Holding AS 1                                     76,000        2,450,715
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
Nokia Oyj                                              655,300       11,043,549
--------------------------------------------------------------------------------
SunCorp
Technologies Ltd.                                   11,344,000        3,645,080
                                                                   -------------
                                                                     14,688,629

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
Japan Digital
Laboratory Co. Ltd.                                    461,100        5,597,375
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Epcos AG 1                                             300,812        3,846,029
--------------------------------------------------------------------------------
Nichicon Corp.                                         560,300        7,392,543
                                                                   -------------
                                                                     11,238,572

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.6%
Canon, Inc.                                            138,520        7,493,008


             15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--2.6%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Metallgesellschaft AG 1                                377,013     $  4,277,490
--------------------------------------------------------------------------------
METALS & MINING--1.3%
Arcelor                                                309,400        6,164,090
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
PaperlinX Ltd.                                       1,092,700        1,922,605
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.8%
Cable & Wireless plc 2                               2,853,887        6,948,937
--------------------------------------------------------------------------------
France Telecom SA 1                                    326,570        9,229,103
--------------------------------------------------------------------------------
Maroc Telecom                                          313,960        3,013,497
--------------------------------------------------------------------------------
Telecom Italia SpA                                   1,085,700        2,872,434
--------------------------------------------------------------------------------
Telefonos de Mexico
SA de CV, Cl. L                                      5,553,300        5,132,709
                                                                   -------------
                                                                     27,196,680

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.2%
KDDI Corp.                                               1,806        8,286,617
--------------------------------------------------------------------------------
Tim Hellas
Telecommunications
SA, Sponsored ADR                                      335,900        6,560,464
                                                                   -------------
                                                                     14,847,081

--------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.2%
Veolia
Environnement SA                                       144,944        5,466,792
                                                                   -------------
Total Common Stocks
(Cost $454,798,265)                                                 457,418,233

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
JM AB Rts., Exp. 6/2/05 1
(Cost $1,237)                                           71,902           34,787

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.2%
--------------------------------------------------------------------------------
Undivided interest of 0.48% in joint repurchase
agreement (Principal Amount/Value $1,220,266,000,
with a maturity value of $1,220,367,689) with
UBS Warburg LLC, 3%, dated 5/31/05, to be
repurchased at $5,854,488 on 6/1/05,
collateralized by Federal National
Mortgage Assn., 4.50%--6%,
3/1/20--4/1/35, with a value
of $1,246,387,946
(Cost $5,854,000)                                   $5,854,000     $  5,854,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $460,653,502)                                       98.8%     463,307,020
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         1.2        5,545,080
                                                    ----------------------------

NET ASSETS                                               100.0%    $468,852,100
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.


              16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE    PERCENT
--------------------------------------------------------------------------------
Japan                                                   $ 88,751,657       19.2%
France                                                    77,465,243       16.7
United Kingdom                                            65,581,700       14.2
Germany                                                   33,968,908        7.3
The Netherlands                                           29,899,353        6.5
Italy                                                     24,719,631        5.3
Switzerland                                               19,509,914        4.2
Canada                                                    15,470,902        3.3
Belgium                                                   15,279,043        3.3
Ireland                                                   12,877,232        2.8
Greece                                                    11,221,805        2.4
Finland                                                   11,043,549        2.4
Sweden                                                     9,058,768        2.0
Mexico                                                     7,475,441        1.6
Norway                                                     6,601,832        1.4
Denmark                                                    6,176,756        1.3
Luxembourg                                                 6,164,090        1.3
United States                                              5,854,000        1.3
Turkey                                                     3,897,399        0.8
Korea, Republic of South                                   3,708,615        0.8
Hong Kong                                                  3,645,080        0.8
Morocco                                                    3,013,497        0.7
Australia                                                  1,922,605        0.4
                                                        ------------------------
Total                                                   $463,307,020      100.0%
                                                        ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

May 31, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $460,653,502)--see accompanying
statement of investments                                          $ 463,307,020
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                 4,207,882
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      8,136,843
Interest and dividends                                                1,448,085
Shares of capital stock sold                                            771,554
Other                                                                    58,560
                                                                  --------------
Total assets                                                        477,929,944

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Bank overdraft                                                        1,399,197
--------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                    51,581
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 6,572,986
Shares of capital stock redeemed                                        661,899
Distribution and service plan fees                                      189,085
Transfer and shareholder servicing agent fees                            83,303
Directors' compensation                                                  65,139
Shareholder communications                                               32,037
Other                                                                    22,617
                                                                  --------------
Total liabilities                                                     9,077,844

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 468,852,100
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                              $     252,989
--------------------------------------------------------------------------------
Additional paid-in capital                                          404,774,105
--------------------------------------------------------------------------------
Accumulated net investment income                                     2,627,674
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                54,353,667
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies           6,843,665
                                                                  --------------
NET ASSETS                                                        $ 468,852,100
                                                                  ==============


              18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $356,712,004 and 18,947,172 shares of capital stock
outstanding)                                                             $ 18.83
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                       $ 19.98
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $53,324,395 and 3,029,923 shares of
capital stock outstanding)                                               $ 17.60
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $50,122,570 and 2,855,268 shares of
capital stock outstanding)                                               $ 17.55
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $8,693,131 and 466,580 shares of
capital stock outstanding)                                               $ 18.63

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $835,962)         $    5,937,300
--------------------------------------------------------------------------------
Interest                                                                178,675
                                                                 ---------------
Total investment income                                               6,115,975

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,370,386
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 411,228
Class B                                                                 248,126
Class C                                                                 222,877
Class N                                                                  18,805
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 323,693
Class B                                                                  65,325
Class C                                                                  59,525
Class N                                                                  11,398
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  27,814
Class B                                                                  13,303
Class C                                                                   7,623
Class N                                                                     815
--------------------------------------------------------------------------------
Administrative fees                                                     549,625
--------------------------------------------------------------------------------
Custodian fees and expenses                                              29,532
--------------------------------------------------------------------------------
Directors' compensation                                                  11,437
--------------------------------------------------------------------------------
Other                                                                    58,621
                                                                 ---------------
Total expenses                                                        3,430,133
Less reduction to custodian expenses                                     (3,849)
                                                                 ---------------
Net expenses                                                          3,426,284

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,689,691

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                          34,736,425
Foreign currency transactions                                        31,012,239
                                                                 ---------------
Net realized gain                                                    65,748,664
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                          (2,046,096)
Translation of assets and liabilities denominated in foreign
currencies                                                          (55,347,151)
                                                                 ---------------
Net change in unrealized appreciation                               (57,393,247)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   11,045,108
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS                 YEAR
                                                                          ENDED                ENDED
                                                                   MAY 31, 2005         NOVEMBER 30,
                                                                    (UNAUDITED)                 2004
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                           $     2,689,691      $     1,000,788
-----------------------------------------------------------------------------------------------------
Net realized gain                                                    65,748,664           32,006,608
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               (57,393,247)          23,487,262
                                                                -------------------------------------
Net increase in net assets resulting from operations                 11,045,108           56,494,658

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (479,835)                  --
Class B                                                                      --                   --
Class C                                                                      --                   --
Class N                                                                      --                   --

-----------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                              37,941,464           21,651,459
Class B                                                               4,434,330          (11,968,648)
Class C                                                               9,079,689            3,836,980
Class N                                                               2,541,330            3,062,769

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                       64,562,086           73,077,218
-----------------------------------------------------------------------------------------------------
Beginning of period                                                 404,290,014          331,212,796
                                                                -------------------------------------
End of period (including accumulated net investment
income of $2,627,674 and $417,818, respectively)                $   468,852,100      $   404,290,014
                                                                =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                           MAY 31, 2005                                                                  NOV. 30,
CLASS A                                     (UNAUDITED)          2004          2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    18.28     $   15.62     $   12.58       $   14.76       $   17.93     $   22.05
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .13 1         .08 1         .06             .02             .02           .10
Net realized and unrealized gain (loss)             .45          2.58          2.98           (2.20)          (1.62)          .24
                                             ---------------------------------------------------------------------------------------
Total from investment operations                    .58          2.66          3.04           (2.18)          (1.60)          .34
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.03)           --            --              --              --          (.22)
Distributions from net realized gain                 --            --            --              --           (1.57)        (4.24)
                                             ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.03)           --            --              --           (1.57)        (4.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    18.83     $   18.28     $   15.62       $   12.58       $   14.76     $   17.93
                                             =======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 3.17%        17.03%        24.17%         (14.77)%        (10.04)%        1.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $  356,712     $ 310,363     $ 245,349       $ 191,096       $ 238,882     $ 285,836
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $  339,234     $ 274,682     $ 203,459       $ 216,977       $ 269,338     $ 325,539
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              1.40%         0.48%         0.51%           0.09%           0.12%         0.47%
Total expenses                                     1.37% 4       1.54% 4       1.59% 4,5       1.66% 4,5       1.71% 4       1.70% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             116%           87%          150%             75%             71%          104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                            MAY 31, 2005                                                                NOV. 30,
CLASS B                                      (UNAUDITED)          2004          2003           2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    17.14     $   14.78     $   12.00      $   14.18      $   17.38     $   21.50
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .05 1        (.06) 1       (.15)          (.11)          (.08)         (.02)
Net realized and unrealized gain (loss)              .41          2.42          2.93          (2.07)         (1.55)          .25
                                              --------------------------------------------------------------------------------------
Total from investment operations                     .46          2.36          2.78          (2.18)         (1.63)          .23
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  --            --            --             --             --          (.11)
Distributions from net realized gain                  --            --            --             --          (1.57)        (4.24)
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --            --            --             --          (1.57)        (4.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    17.60     $   17.14     $   14.78      $   12.00      $   14.18     $   17.38
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  2.68%        15.97%        23.17%        (15.37)%       (10.57)%        0.91%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $   53,324     $  47,739     $  52,459      $  65,144      $  93,590     $ 114,765
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   49,869     $  48,168     $  55,378      $  79,996      $ 105,464     $ 128,686
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        0.53%        (0.41)%       (0.31)%        (0.63)%        (0.48)%       (0.09)%
Total expenses                                      2.23%         2.43%         2.47%          2.36%          2.31%         2.24%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 4         N/A 4        2.44%           N/A 4,5        N/A 4         N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              116%           87%          150%            75%            71%          104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                            MAY 31, 2005                                                                NOV. 30,
CLASS C                                      (UNAUDITED)          2004           2003          2002          2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    17.09     $   14.73      $   11.96     $   14.14     $   17.33      $   21.46
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .06 1        (.06) 1        (.05)         (.12)         (.07)          (.02)
Net realized and unrealized gain (loss)              .40          2.42           2.82         (2.06)        (1.55)           .25
                                              ------------------------------------------------------------------------------------
Total from investment operations                     .46          2.36           2.77         (2.18)        (1.62)           .23
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  --            --             --            --            --           (.12)
Distributions from net realized gain                  --            --             --            --         (1.57)         (4.24)
                                              ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --            --             --            --         (1.57)         (4.36)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    17.55     $   17.09      $   14.73     $   11.96     $   14.14      $   17.33
                                              ====================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  2.69%        16.02%         23.16%       (15.42)%      (10.54)%         0.91%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $   50,123     $  40,169      $  31,076     $  26,361     $  39,429      $  45,179
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   44,784     $  35,555      $  26,952     $  33,801     $  42,552      $  51,539
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        0.67%        (0.36)%        (0.33)%       (0.63)%       (0.48)%        (0.10)%
Total expenses                                      2.22%         2.39%          2.46%         2.37%         2.31%          2.24%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 4         N/A 4,5       2.43%          N/A 4,5       N/A 4          N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              116%           87%           150%           75%           71%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                           SIX MONTHS                                                 YEAR
                                                                ENDED                                                ENDED
                                                         MAY 31, 2005                                             NOV. 30,
CLASS N                                                   (UNAUDITED)        2004          2003        2002         2001 1
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 18.10     $ 15.52       $ 12.54     $ 14.76       $  16.58
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      .12 2       .03 2         .01        (.01)            -- 3
Net realized and unrealized gain (loss)                           .41        2.55          2.97       (2.21)         (1.82)
                                                              --------------------------------------------------------------
Total from investment operations                                  .53        2.58          2.98       (2.22)         (1.82)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --          --            --          --             --
Distributions from net realized gain                               --          --            --          --             --
                                                              --------------------------------------------------------------
Total dividends and/or distributions to shareholders               --          --            --          --             --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 18.63     $ 18.10       $ 15.52     $ 12.54       $  14.76
                                                              ==============================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                               2.93%      16.62%        23.76%     (15.04)%       (10.98)%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 8,693     $ 6,020       $ 2,329     $ 1,137       $    522
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 7,568     $ 4,210       $ 1,637     $ 1,058       $    275
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                     1.27%       0.19%         0.17%      (0.02)%        (0.05)%
Total expenses                                                   1.73%       1.91%         2.04%       1.90%          1.81%
Expenses after payments and waivers and
reduction to custodian expenses                                   N/A 6       N/A 6,7      1.92%        N/A 6,7        N/A 6
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           116%         87%          150%         75%            71%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest International Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager became the Fund's investment advisor on November 22, 1995, and assumed responsibility for day-to-day management of the Fund's portfolio on January 1, 2005. From November 22, 1995 to December 31, 2004, the Manager had engaged OpCap Advisors as the Fund's Sub-Advisor.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities


             26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


             27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of May 31, 2005, it is estimated that the Fund will utilize $10,412,287 of capital loss carryforward to offset realized capital gains. During the year ended November 30, 2004, the Fund utilized $32,524,665 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of November 30, 2004, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                              EXPIRING
                              --------------------------
                              2010          $ 10,412,287

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended May 31, 2005, the Fund's projected benefit obligations were increased by $1,209 and payments of $1,311 were made to retired directors, resulting in an accumulated liability of $51,583 as of May 31, 2005.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


             28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                            SIX MONTHS ENDED MAY 31, 2005      YEAR ENDED NOVEMBER 30, 2004
                                  SHARES           AMOUNT          SHARES            AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                           3,657,813     $ 70,215,567       4,431,949     $  74,340,632
Dividends and/or
distributions reinvested          24,157          446,672             --                 --
Redeemed                      (1,713,037)     (32,720,775) 1   (3,157,872)      (52,689,173) 2
                              ----------------------------------------------------------------
Net increase                   1,968,933     $ 37,941,464       1,274,077     $  21,651,459
                              ================================================================

----------------------------------------------------------------------------------------------
CLASS B
Sold                             693,555     $ 12,491,604         743,187     $  11,754,904
Dividends and/or
distributions reinvested              --               --              --                --
Redeemed                        (449,469)      (8,057,274) 1   (1,507,809)      (23,723,552) 2
                              ----------------------------------------------------------------
Net increase (decrease)          244,086     $  4,434,330        (764,622)    $ (11,968,648)
                              ================================================================


             29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                            SIX MONTHS ENDED MAY 31, 2005      YEAR ENDED NOVEMBER 30, 2004
                                  SHARES           AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------
CLASS C
Sold                             747,737     $ 13,416,637         715,368     $ 11,265,219
Dividends and/or
distributions reinvested              --               --              --               --
Redeemed                        (242,780)      (4,336,948) 1     (474,473)      (7,428,239) 2
                                -------------------------------------------------------------
Net increase                     504,957     $  9,079,689         240,895     $  3,836,980
                                =============================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                             164,331     $  3,114,539         243,920     $  4,086,734
Dividends and/or
distributions reinvested              --               --              --               --
Redeemed                         (30,400)        (573,209) 1      (61,310)      (1,023,965) 2
                                -------------------------------------------------------------
Net increase                     133,931     $  2,541,330         182,610     $  3,062,769
                                =============================================================

1. Net of redemption fees of $3,353, $493, $443 and $75 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $2,630, $461, $341 and $40 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2005, were $553,468,224 and $495,784,268, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the Fund provided for a fee at an annual rate of 0.60% of the first $1 billion of average annual net assets of the Fund and 0.55% of average annual net assets in excess of $1 billion. From January 1, 2004 through December 31, 2004, the annual advisory fee rate was 0.75% of the first $400 million of average annual net assets of the Fund, 0.65% of the next $400 million, 0.60% of the next $400 million and 0.55% of average annual net assets in excess of $1.2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the six months ended May 31, 2005, the Fund paid $549,625 to the Manager for administration services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


             30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. For the period ended May 31, 2005, the Manager paid $256,691 to OpCap Advisors for its services to the Fund. The subadvisory agreement between the Manager and OpCap Advisors was terminated on December 31, 2004.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2005, the Fund paid $452,036 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at May 31, 2005 for Class B, Class C and Class N shares were $113,962, $1,149,046 and $100,944, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


              31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                           CLASS A           CLASS B           CLASS C           CLASS N
                         CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                       FRONT-END          DEFERRED          DEFERRED          DEFERRED          DEFERRED
                   SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
SIX MONTHS           RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
ENDED                DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
May 31, 2005           $ 131,656             $ 107          $ 50,398           $ 4,177           $ 1,009
---------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                                   CONTRACT          VALUATION
                                                     EXPIRATION      AMOUNT              AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                      DATES      (000S)       MAY 31, 2005   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling [GBP]                             6/1/05       1,359 GBP   $  2,469,427   $         --     $    9,203
Japanese Yen [JPY]                                       6/1/05      18,045 JPY        166,257             --          1,143
Norwegian Krone [NOK]                                    6/1/05      22,822 NOK      3,534,780             --         41,235
                                                                                                 ----------------------------
                                                                                                           --         51,581
                                                                                                 ----------------------------
CONTRACTS TO SELL
British Pound Sterling [GBP]                             6/1/05         171 GBP        311,287            669             --
Euro [EUR]                                              6/21/05      30,600 EUR     37,680,699      3,708,708             --
Japanese Yen [JPY]                               6/1/05-6/21/05   1,100,201 JPY     10,152,026        498,505             --
                                                                                                 ----------------------------
Total unrealized appreciation and depreciation                                                   $  4,207,882     $   51,581
                                                                                                =============================


              32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


              33 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


              34 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's advisory and sub-advisory agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and any sub-adviser provide, such information as may be reasonably necessary to evaluate the terms of those agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory and sub-advisory agreements for the current year, the Board evaluated the nature and extent of the services provided by the Manager, OpCap Advisors, the Fund's former sub-adviser ("OpCap"), and their affiliates. During the Fund's most recent fiscal year, the Manager provided the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers. Until January 1, 2005, OpCap served as the Fund's sub-adviser and provided the Fund with the services of the portfolio manager and OpCap's investment team, who provided research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board considered the quality of the services provided and the quality of the Manager's and OpCap's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager. The Board was aware that there are alternatives to retaining the Manager.

      The Board also considered the quality of the services provided by OpCap. OpCap had served as the Fund's investment adviser from the Fund's inception in July 1990 until November 1995, when the Manager became the Fund's investment adviser and OpCap


              35 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

was retained as the Fund's sub-adviser. OpCap served as the Fund's sub-adviser, under a sub-advisory agreement with the Manager, from November 1995 until December 31, 2004, when the Manager assumed direct responsibility for the day-to-day management of the Fund's portfolio.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Dominic Freud, who became the Fund's portfolio manager on January 1, 2005, and the Manager's global investment team and analysts. Mr. Freud has had over 24 years of experience managing equity investments and has been a Vice President of the Manager since April 2003. Mr. Freud was a Partner and European Equity Portfolio Manager at SLS Management from January 2002 through February 2003, and head of the European equities desk and managing director at SG Cowen from May 1994 through January 2002. He is an officer of two portfolios in the OppenheimerFunds complex.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international multi-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year and three-year performance were disappointing. However its five-year and ten-year performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap core and international multi-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees were slightly higher than its peer group average although its actual total expenses were lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager. The Board noted that the Manager, not the Fund, paid the sub-adviser's annual fee.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the


              36 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager and OpCap received as a result of their relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager and OpCap in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the fund has recently experienced no asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint. The Fund pays the Manager at the annual rate of 0.75% of the first $400 million of average annual net assets of the Fund, 0.65% of the next $400 million, 0.60% of the next $400 million, and 0.55% of average annual net assets in excess of $1.2 billion.

      CHANGES TO MANAGEMENT ARRANGEMENTS. Following discussion of the roles of OpCap and the Manager in the management of the Fund's portfolio investments, the Board and the Manager concluded that it is in the best interests of the Fund and its shareholders for the Manager to assume responsibility for the Fund's investment portfolio directly, rather than through its sub-advisory agreement with OpCap. In addition, the Board requested and the Manager agreed to the following revised advisory fee breakpoint schedule: 0.60% of the first $1 billion of average annual net assets of the Fund and 0.55% of average annual net assets in excess of $1 billion.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager and OpCap within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


              37 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

ITEM 2.  CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable to semiannual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's

Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

      (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      ---------------------
      Brian W. Wixted

      Chief Financial Officer

Date: July 15, 2005